Organization and Business Operations - Additional Information (Detail)	1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended
	Sep. 13, 2007	Dec. 31, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011	May 31, 2011 GFN U.S.	Dec. 31, 2012 GFN U.S.	Jun. 30, 2012 GFN U.S.	Sep. 13, 2007 GFN U.S.	May 31, 2011 RWH USD ($)	May 31, 2011 RWH AUD	Dec. 31, 2012 RWH	Jun. 30, 2012 RWH
Organization And Business Operations [Line Items]
Number of shares issued		6,666	6,666		50,198,526				50,000,000	50,000,000
Additional shares issued to non employee members of RWH									188,526	188,526
Majority interest owned						50.00%	50.005%
Total shares of capital stock issued and outstanding		22,026,631	22,019,965	22,013,299							100,387,052	100,387,052
Outstanding capital stock required to purchase	13.80%		13.80%
Outstanding Capital Stock of GFN U.S. owned					100.00%		100.00%	86.20%
Value Per Share		$ 4.30	$ 3.22						$ 1.96	1.83
Gross Proceeds from shares issued									$ 97,850,000	91,500,000
Value of Additional Shares Issued									369,000
Payment of Offering costs									$ 5,443,000	5,090,000
Acquisition of interest by satisfying Bison Capital Put Option					13.80%